Earnout Liability (Tables)	6 Months Ended
Jun. 30, 2026
Earnout Liability [Abstract]
Schedule of Aggregate Value of Earnout Shares Range

The earnout liability is described in full in Note 35 to the Group’s audited consolidated financial statements for the year ended December 31, 2025.

	Short-Term Earnout Liability	Long-Term Earnout Liability	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Fair value as of June 30, 2025	37,800	74,088	111,888
Fair value as of December 31, 2025	-	9,898	9,898
Fair value as of June 30, 2026	7,520	10,904	18,424
Change in fair value of earnout liability (loss)	$7,520	$1,006	$8,526

Schedule of Fair Value Measurements of Assets and Liabilities

Quantitative disclosures about the fair value measurements for each class of assets and liabilities

June 30, 2026

	Fair value measurements at the end of the reporting period using:
June 30, 2026	Level 1	Level 2	Level 3
Recurring fair value measurements
Derivative liability (warrants)	$4,083	—	—
Earnout liability	$—	—	18,424
	$4,083	—	18,424

December 31, 2025

	Fair value measurements at the end of the reporting period using:
December 31, 2025	Level 1	Level 2	Level 3
Recurring fair value measurements
Derivative liability (warrants)	$1,334	—	—
Earnout liability	$—	—	9,898
	$1,334	—	9,898

Schedule of Reconciliation of Fair Value Measurements Categorized within Level 3 of the Fair Value Hierarchy

Reconciliation of fair value measurements categorized within level 3 of the fair value hierarchy.

	2026	2025
Opening balance	9,898	$—
Issued	—	168,720
Gains and losses recognized in profit or loss	8,526	(158,822)
Closing balance	18,424	$9,898